RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					12 Months Ended
	Jan. 02, 2021	Aug. 04, 2020	Jan. 02, 2020	Jun. 24, 2019	Dec. 31, 2021	Dec. 31, 2020	Apr. 16, 2020
Related Party Transaction [Line Items]
Conversion of common stock					110,000
Shares issued upon exercise of warrants					29,320,478	28,693,368
Annual service					$ 9,088,841	$ 3,921,536
Payments cashflows					250,000
Stock based compensation expensee					4,966,508	928,795
Minimum payments					1,500
Accrued expense					$ 16,500	4,500
Issuance of common stock					2,033,016
Common stock fair value					$ 130,113
Service [Member]
Related Party Transaction [Line Items]
Annual service			$ 120,000
Executive Consulting Agreement [Member]
Related Party Transaction [Line Items]
Interest expenses					210,900	320,000
Interest expenses on debt					3,157,789	1,874,963
Repayments to related party debt					1,691,226	2,194,963
Payments to CEO					517,500
Annual service					$ 1,282,826	$ 1,874,963
Mycotopia Consulting Agreement [Member]
Related Party Transaction [Line Items]
Vested					812,118
Warrant exercise price					$ 0.01
Warrant expiration date					Nov. 16, 2023
Annual service					$ 2,317,861
Accrued expense					288,000
Stock based compensation expensee					2,029,861
Warrants valued					2,029,861
Directors [Member]
Related Party Transaction [Line Items]
Number of shares issued for services, shares		775,194
Benjamin Kaplan [Member]
Related Party Transaction [Line Items]
Warrant exercise price						$ 0.01
Shares issued upon exercise of warrants						3,358,498
Warrants issued during period, value						$ 720,695
Annual service						720,695
Benjamin Kaplan [Member] | Executive Consulting Agreement [Member]
Related Party Transaction [Line Items]
Warrant exercise price							$ 0.01
Term of notes	36 months			24 months
Warrant expiration date							Apr. 16, 2022
Benjamin Kaplan [Member] | Executive Consulting Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Payment for contingent consideration						500,000
Payment of consideration for rendered services						1,000,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold					24,000
Annual service					288,000
Chief Techonology Officer [Member]
Related Party Transaction [Line Items]
Accrued expenses					138,360	129,180
Related Party [Member]
Related Party Transaction [Line Items]
Number of shares issued for services, shares		775,194
Mycotopia [Member] | Benjamin Kaplan [Member] | Executive Consulting Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Payment for contingent consideration					500,000
Payment of consideration for rendered services					$ 1,000,000
Convertible Promissory Note Three [Member]
Related Party Transaction [Line Items]
Debt instrument, principal amount						11,000
Debt original issue discount						$ 1,000
Vested						110,000
Warrant exercise price						$ 0.01